SCHEDULE OF NET DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets:
Net operating loss carryforwards	$ 18,004,100	$ 14,311,000
Stock-based compensation	8,695,100	15,788,000
Research and development costs	2,694,200	1,676,000
Research and development credits	330,000	330,000
Right-of-use assets		25,000
Other	600	4,000
Total Deferred Tax Assets	29,724,000	32,134,000
Deferred Tax Liabilities:
Depreciation	(153,200)	(122,000)
Intangible assets	(41,700)	(47,000)
Lease liability		(39,000)
Other	(95,000)	(86,000)
Total Deferred Tax Liabilities	(289,900)	(294,000)
Net Deferred Tax Asset	29,434,100	31,840,000
Less: valuation allowance	(29,434,100)	(31,840,000)
Deferred Tax Asset, Net of Valuation Allowance
Change in valuation allowance	$ 2,405,900	$ (4,064,000)